18. LEASES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Current lease liability	$ 2	$ 4
Non-current lease liability	10	12
Short term lease expenses	4	10
Current lease receivable	5	5
Non-current lease receivable	29	4
Monthly consecutive installments amount	$ 623	$ 623